CAPITAL SECURITIES - Narrative (Details) $ / shares in Units, $ in Millions, $ in Millions				6 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 30, 2021	Dec. 04, 2014 USD ($) tranche $ / shares	Jun. 30, 2026 USD ($) $ / shares	Dec. 31, 2025 USD ($)	Jun. 30, 2026 CAD ($)	Dec. 31, 2025 CAD ($)
Disclosure of classes of share capital [line items]
Number of tranches of preferred equity | tranche			3
Average dividend yield			6.50%
Preferred stock, redemption price per share (in dollars per share) | $ / shares			$ 25.70
Capital securities	$ 2,829			$ 1,326	$ 1,406
Liquidation preference (in dollars per share) | $ / shares				$ 25.00
Redemption amount				$ 15	16	$ 21	$ 21
Capital Securities – Fund Subsidiaries
Disclosure of classes of share capital [line items]
Capital securities				0	81
Opportunistic Fund Investments
Disclosure of classes of share capital [line items]
Reclassification to liabilities held for sale				80	0
Preferred Equity Tranche One
Disclosure of classes of share capital [line items]
Preferred equity			$ 600
Tranche of preferred equity units		7 years	7 years
Preferred Equity, Tranche Two
Disclosure of classes of share capital [line items]
Preferred equity			$ 600
Tranche of preferred equity units	10 years		10 years
Preferred Equity, Tranche Three
Disclosure of classes of share capital [line items]
Preferred equity			$ 600
Tranche of preferred equity units			12 years
Limited Partner Units | Operating Partnership
Disclosure of classes of share capital [line items]
Capital securities				466	466
Series A Preferred Shares | Rouse Properties L.P. (“Rouse”) Series A Preferred Shares
Disclosure of classes of share capital [line items]
Capital securities				119	170
Preferred equity
Disclosure of classes of share capital [line items]
Preferred equity				$ 699	$ 699